SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 13, 2021 USD ($) $ / shares	Jun. 22, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) day	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) business_component segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Number of reportable segments | segment						1
Number of operating segments | segment						1
Number of business components | business_component						2
Allowance for credit loss						$ 0
Cash and cash equivalents					$ 497,241,000	225,850,000	$ 497,241,000	$ 840,913,000
Fair value of put right					0	0	0	0
Maximum contractual obligation						462,782,000
Derivative liability					4,189,000		4,189,000
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Reclassification from mezzanine equity to equity after elimination of put right							5,532,000
Goodwill impairment						0	0	0
Impairment of indefinite-lived intangible assets						0	0	0
Impairment of long-lived assets held-for-use						0	0
Advertising expense						$ 2,000,000	$ 1,900,000	700,000
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]						Other income (expense), net	Other income (expense), net
Foreign currency gain (loss)						$ 1,000,000	$ 1,400,000	(800,000)
Embedded Derivative Financial Instruments
Restricted Cash and Cash Equivalents Items [Line Items]
Derivative, notional amount			$ 9,000,000
Remaining term			30 months
Trading days during consecutive trading day period | day			20
Period of consecutive trading days | day			40
Wabash Valley Resources, Amended Membership Interest Purchase Agreement
Restricted Cash and Cash Equivalents Items [Line Items]
Equity method investment, ownership percentage		20.00%
Sale of stock, consideration received on transaction		$ 10,000,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 14.86
First price differential threshold	15 days
Second price differential threshold	5 days
Percentage of closing stock consideration (in percent)	50.00%
Maximum contractual obligation	$ 10,000,000
Reclassification from temporary to permanent equity	13,200,000
Derivative liability	7,700,000
Reclassification from mezzanine equity to equity after elimination of put right	$ 5,500,000
Wabash Valley Resources, Amended Membership Interest Purchase Agreement | Put Option
Restricted Cash and Cash Equivalents Items [Line Items]
Fair value of put right		$ 3,200,000
Warrant Liability
Restricted Cash and Cash Equivalents Items [Line Items]
Change in estimated fair value						3,903,000	3,051,000	13,448,000
Settlement								$ 915,000
Derivative Financial Instruments, Put Right Liabilities | Exercise price
Restricted Cash and Cash Equivalents Items [Line Items]
Measurement input | $ / shares		14.86
Derivative Financial Instruments, Liabilities | Wabash Valley Resources, Amended Membership Interest Purchase Agreement
Restricted Cash and Cash Equivalents Items [Line Items]
Settlement				$ (6,600,000)	3,400,000
Money Market
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash					$ 25,000,000	$ 88,100,000	$ 25,000,000